Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 3,869,769	₩ 4,436,194
Acquisition	132,894	1,246,386
Disposal	(8,318)	(15,221)
Transfer	189,224	277,608
Amortization	(858,037)	(1,011,307)
Reversal (Impairment)		506
Impairment	(13,084)	(147)
Business combination	12,462	9,764
Spin-off		(1,074,161)
Ending balance	3,324,910	3,869,769
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,559,689	1,932,765
Acquisition		1,145,999
Amortization	(477,257)	(519,075)
Ending balance	2,082,432	2,559,689
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,732	4,720
Acquisition		175
Disposal		(76)
Amortization	(1,508)	(2,087)
Ending balance	1,224	2,732
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	55,954	71,442
Acquisition	13,428	5,158
Disposal	(823)	(8)
Transfer	(103)	390
Amortization	(4,324)	(6,377)
Reversal (Impairment)		(36)
Impairment	(12,343)
Business combination	3
Spin-off		(14,615)
Ending balance	51,792	55,954
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	200	9,364
Acquisition		1,279
Disposal		(150)
Amortization	(573)	(3,210)
Business combination	657
Spin-off		(7,083)
Ending balance	284	200
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,874	21,880
Acquisition	1,396	1,690
Disposal	(2)	(21)
Transfer	252	328
Amortization	(4,523)	(6,003)
Spin-off		0
Ending balance	14,997	17,874
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	327,257	919,863
Acquisition		4,854
Disposal		(461)
Amortization	(27,076)	(53,342)
Business combination		4,705
Spin-off		(548,362)
Ending balance	300,181	327,257
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	88,494	106,865
Acquisition	9,926	6,518
Disposal	(7,113)	(9,925)
Reversal (Impairment)		653
Impairment	(725)
Business combination	1,389
Spin-off		(15,617)
Ending balance	91,971	88,494
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		374,096
Spin-off		(374,096)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	817,569	995,199
Acquisition	108,144	80,713
Disposal	(380)	(4,580)
Transfer	189,075	276,890
Amortization	(342,776)	(421,213)
Reversal (Impairment)		(111)
Impairment	(16)
Business combination	10,413	5,059
Spin-off		(114,388)
Ending balance	₩ 782,029	₩ 817,569